Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	Seabridge Gold Inc.
Trading Symbol	SA
Document Type	40-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	81,339,012
Amendment Flag	true
Amendment Description	Seabridge Gold Inc. (the “Registrant” or “we” or “us”) is a Canadian issuer eligible to file its annual report pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), on Form 40-F (“Form 40-F”) pursuant to the multi-jurisdictional disclosure system of the Exchange Act. We are a “foreign private issuer” as defined in Rule 3b-4 under the Exchange Act. Accordingly, our equity securities are exempt from Sections 14(a), 14(b), 14(c), 14(f) and 16 of the Exchange Act pursuant to Rule 3a12-3.This Amendment No. 1 to the Annual Report on Form 40-F (“Amendment No. 1”) amends the Annual Report on Form 40-F of Seabridge Gold Inc. for the year ended December 31, 2022, which was originally filed with the U.S. Securities and Exchange Commission on March 31, 2023 (the “Original Annual Report”). This Amendment No. 1 is being filed because a filing error, caused by a clerical mistake during the filing, had exhibit 99.1 overwritten with exhibit 99.2. Amendment No.1 therefore fixes the issue and re-files the 40-F with Exhibit 99.1 being the correct exhibit.Except as described above, the Original Annual Report remains unchanged. This Amendment No. 1 does not reflect events occurring after the filing of the Original Annual Report, or modify or update those disclosures.
Entity Central Index Key	0001231346
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-32135
Entity Incorporation, State or Country Code	Z4
Entity Primary SIC Number	1040
Entity Address, Address Line One	106 Front Street East, Suite 400
Entity Address, Address Line Two	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5A 1E1
City Area Code	(416)
Local Phone Number	367-9292
Title of 12(b) Security	Common Shares
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Interactive Data Current	Yes
Auditor Name	KPMG LLP
Auditor Location	Toronto, ON, Canada
Auditor Firm ID	85
Business Contact
Document Information Line Items
Entity Address, Address Line One	1180 Sixth Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10036
City Area Code	(212)
Local Phone Number	299-5656
Contact Personnel Name	Corporation Service Company
Entity Address, State or Province	NY